UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – January 31, 2017

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Shares	Value
COMMON STOCKS† - 11.7%
Consumer, Non-cyclical - 3.7%
Bristol-Myers Squibb Co.	70,800	$3,480,528
Gilead Sciences, Inc.[1]	38,200	2,767,590
Merck & Company, Inc.[1]	37,000	2,293,630
Cigna Corp.[1]	15,000	2,193,300
Biogen, Inc.*,1	7,500	2,079,300
Macquarie Infrastructure Corp.	25,600	1,919,744
Total Consumer, Non-cyclical		14,734,092
Communications - 2.1%
Verizon Communications, Inc.[1]	70,200	3,440,502
CenturyLink, Inc.	113,400	2,932,524
Alphabet, Inc. — Class C*	2,875	2,290,771
Total Communications		8,663,797
Financial - 2.1%
Wells Fargo & Co.	84,100	4,737,353
Lazard Ltd. — Class A1	90,500	3,844,440
Total Financial		8,581,793
Consumer, Cyclical - 1.9%
General Motors Co.[1]	104,600	3,829,406
L Brands, Inc.[1]	50,200	3,022,542
Target Corp.[1]	14,000	902,720
Total Consumer, Cyclical		7,754,668
Industrial - 0.9%
Lockheed Martin Corp.	14,600	3,669,418
Technology - 0.7%
KLA-Tencor Corp.[1]	31,600	2,689,476
Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A2	13,600	1,268,472
Total Common Stocks
(Cost $46,239,044)		47,361,716
CONVERTIBLE PREFERRED STOCKS† - 13.3%
Consumer, Non-cyclical - 4.7%
Teva Pharmaceutical Industries Ltd.
7.00% due 12/15/18	11,412	7,036,639
Allergan plc
5.50% due 03/01/18[1]	8,638	6,836,891
Anthem, Inc.
5.25% due 05/01/18[1]	87,081	4,218,204
Tyson Foods, Inc.
4.75% due 07/15/17	11,202	763,528
Total Consumer, Non-cyclical		18,855,262
Industrial - 2.6%
Arconic, Inc.
5.38% due 10/01/17[1]	113,222	4,151,851
Stericycle, Inc.
5.25% due 09/15/18[1]	56,200	3,670,984
Belden, Inc.
6.75% due 07/15/19[1]	23,917	2,560,554
Total Industrial		10,383,389
Energy - 1.8%
Hess Corp.
8.00% due 02/01/19[1]	70,871	4,588,188
Anadarko Petroleum Corp.
7.50% due 06/07/18	36,252	1,569,349
Southwestern Energy Co.

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 13.3% (continued)
Energy - 1.8% (continued)
6.25% due 01/15/18*	$44,937	$994,456
Total Energy		7,151,993
Communications - 1.7%
Frontier Communications Corp.
11.13% due 06/29/18[1]	66,336	4,849,825
T-Mobile US, Inc.
5.50% due 12/15/17[1]	21,716	2,218,507
Total Communications		7,068,332
Financial - 1.5%
Mandatory Exchangeable Trust
5.75% due 06/03/19[3]	18,167	2,244,806
American Tower Corp.
5.50% due 02/15/18[1]	20,881	2,105,431
KeyCorp
7.75%[1,4]	10,342	1,405,167
Wells Fargo & Co.
7.50%[1,4]	365	438,776
Total Financial		6,194,180
Utilities - 0.9%
NextEra Energy, Inc.
6.12% due 09/01/19	43,349	2,170,484
Great Plains Energy, Inc.
7.00% due 09/15/19	18,646	955,235
Dynegy, Inc.
7.00% due 07/01/19	8,747	587,623
Total Utilities		3,713,342
Consumer, Cyclical - 0.1%
William Lyon Homes
6.50% due 12/01/17[1]	5,107	465,809
–		–
Total Convertible Preferred Stocks
(Cost $57,720,831)		53,832,307
SHORT TERM INVESTMENTS† - 14.5%
Morgan Stanley Institutional Liquidity Government Portfolio
0.47%[5]	58,363,619	58,363,619
Total Short Term Investments
(Cost $58,363,619)		58,363,619

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 67.4%
Technology - 20.5%
Intel Corp.
3.25% due 08/01/39[1]	2,314,000	4,123,269
3.48% due 12/15/35[1]	2,071,000	2,829,504
Micron Technology, Inc.
3.00% due 11/15/43[1]	4,085,000	4,199,891
2.13% due 02/15/33[1]	546,000	1,240,103
1.63% due 02/15/33	411,000	916,016
ON Semiconductor Corp.
1.00% due 12/01/20[1]	5,650,000	5,971,343
ServiceNow, Inc.
0.00% due 11/01/18[1,6]	4,302,000	5,729,724
Microchip Technology, Inc.
1.63% due 02/15/25[1]	3,461,000	4,704,796
Lam Research Corp.
1.25% due 05/15/18[1]	2,331,000	4,417,244

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount~	Value
CONVERTIBLE BONDS†† - 67.4% (continued)
Technology - 20.5% (continued)
Integrated Device Technology, Inc.
0.88% due 11/15/22	$3,686,000	$3,934,805
NVIDIA Corp.
1.00% due 12/01/18[1]	723,000	3,915,949
STMicroelectronics N.V.
0.00% due 07/03/19[6]	3,200,000	3,804,000
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/20[1]	3,588,000	3,513,998
Electronics For Imaging, Inc.
0.75% due 09/01/19[1]	2,789,000	2,926,707
Cornerstone OnDemand, Inc.
1.50% due 07/01/18[1]	2,794,000	2,904,014
Synchronoss Technologies, Inc.
0.75% due 08/15/19[1]	2,745,000	2,877,103
Cypress Semiconductor Corp.
4.50% due 01/15/22[1,3]	2,429,000	2,805,495
BroadSoft, Inc.
1.00% due 09/01/22[1]	2,155,000	2,654,691
Teradyne, Inc.
1.25% due 12/15/23[1,3]	2,154,000	2,442,098
Brocade Communications Systems, Inc.
1.38% due 01/01/20[1]	2,200,000	2,216,500
Advanced Micro Devices, Inc.
2.13% due 09/01/26	1,423,000	2,132,722
Salesforce.com, Inc.
0.25% due 04/01/18[1]	1,420,000	1,798,075
Veeco Instruments, Inc.
2.70% due 01/15/23	1,738,000	1,707,585
CSG Systems International, Inc.
4.25% due 03/15/36[1,3]	1,458,000	1,622,025
Red Hat, Inc.
0.25% due 10/01/19[1]	1,270,000	1,536,700
Inphi Corp.
0.75% due 09/01/21[3]	1,407,000	1,523,957
Citrix Systems, Inc.
0.50% due 04/15/19[1]	1,294,000	1,502,658
Nuance Communications, Inc.
1.00% due 12/15/35[1]	1,316,000	1,229,638
Evolent Health, Inc.
2.00% due 12/01/21[3]	840,000	906,675
Verint Systems, Inc.
1.50% due 06/01/21[1]	785,000	746,241
Total Technology		82,833,526
Consumer, Non-cyclical - 13.2%
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21[1]	5,702,000	5,744,764
Wright Medical Group, Inc.
2.00% due 02/15/20	5,011,000	5,465,121
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	2,467,000	2,985,069
0.75% due 10/15/18	1,613,000	1,867,048
Hologic, Inc.
2.00% due 03/01/42[1,7,8]	1,797,000	2,459,644
0.00% due 12/15/43[1,6,7,9]	1,450,000	1,779,875

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 67.4% (continued)
Consumer, Non-cyclical - 13.2% (continued)
Euronet Worldwide, Inc.
1.50% due 10/01/44[1]	$2,856,000	$3,266,550
HealthSouth Corp.
2.00% due 12/01/43[1]	2,763,000	3,151,547
Molina Healthcare, Inc.
1.63% due 08/15/44[1]	2,533,000	2,950,945
Horizon Pharma Investment Ltd.
2.50% due 03/15/22[1]	2,561,000	2,466,563
Nevro Corp.
1.75% due 06/01/21	1,981,000	2,342,533
Medicines Co.
2.75% due 07/15/23[3]	2,252,000	2,273,113
NuVasive, Inc.
2.25% due 03/15/21[1,3]	1,710,000	2,259,338
Invacare Corp.
5.00% due 02/15/21[1,3]	1,750,000	1,740,156
Jazz Investments I Ltd.
1.88% due 08/15/21[1]	1,648,000	1,663,450
Insulet Corp.
1.25% due 09/15/21[3]	1,407,000	1,393,809
J Sainsbury plc
1.25% due 11/21/19[1]	1,000,000 GBP	1,315,973
Incyte Corp.
0.38% due 11/15/18[1]	501,000	1,189,562
Depomed, Inc.
2.50% due 09/01/21[1]	1,027,000	1,178,483
Clovis Oncology, Inc.
2.50% due 09/15/21	881,000	1,153,009
Sucampo Pharmaceuticals, Inc.
3.25% due 12/15/21[3]	1,126,000	1,101,369
Intercept Pharmaceuticals, Inc.
3.25% due 07/01/23	1,158,000	1,070,426
Herbalife Ltd.
2.00% due 08/15/19[1]	941,000	906,305
Element Fleet Management Corp.
4.25% due 06/30/20[3]	875,000 CAD	694,631
Emergent BioSolutions, Inc.
2.88% due 01/15/21	541,000	664,416
Repligen Corp.
2.13% due 06/01/21	370,000	424,113
Total Consumer, Non-cyclical		53,507,812
Communications - 12.1%
DISH Network Corp.
3.38% due 08/15/26[1,3]	7,415,000	8,698,722
Finisar Corp.
0.50% due 12/15/33[1]	4,000,000	4,675,000
0.50% due 12/15/36[3]	1,610,000	1,625,094
Twitter, Inc.
0.25% due 09/15/19[1]	4,250,000	4,002,969
1.00% due 09/15/21[1]	2,081,000	1,908,017
Priceline Group, Inc.
0.35% due 06/15/20[1]	4,213,000	5,632,254
FireEye, Inc.
1.00% due 06/01/35[1]	2,700,000	2,494,125
1.63% due 06/01/35	1,678,000	1,502,859

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount~	Value
CONVERTIBLE BONDS†† - 67.4% (continued)
Communications - 12.1% (continued)
Proofpoint, Inc.
0.75% due 06/15/20[1]	$2,677,000	$3,214,073
WebMD Health Corp.
2.50% due 01/31/18	1,240,000	1,278,749
2.63% due 06/15/23[3]	1,304,000	1,235,541
1.50% due 12/01/20	561,000	636,735
Ctrip.com International Ltd.
1.25% due 10/15/18[1]	1,250,000	1,517,969
1.00% due 07/01/20	1,347,000	1,425,294
Web.com Group, Inc.
1.00% due 08/15/18	3,000,000	2,891,250
Liberty Media Corp.
1.38% due 10/15/23	1,769,000	1,921,576
Ciena Corp.
4.00% due 12/15/20[1]	996,000	1,395,645
World Wrestling Entertainment, Inc.
3.38% due 12/15/23[3]	1,203,000	1,215,030
Liberty Interactive LLC
1.75% due 09/30/46[1,3]	1,067,000	1,202,376
Zillow Group, Inc.
2.00% due 12/01/21[3]	301,000	304,198
Total Communications		48,777,476
Financial - 7.3%
Colony NorthStar, Inc.
3.88% due 01/15/21[1]	6,075,000	6,093,983
Colony Starwood Homes
3.00% due 07/01/19[1]	2,980,000	3,371,125
Forest City Realty Trust, Inc.
4.25% due 08/15/18	2,820,000	3,205,988
VEREIT Inc.
3.00% due 08/01/18	3,100,000	3,086,438
Air Lease Corp.
3.88% due 12/01/18[1]	2,091,000	2,916,945
Starwood Property Trust, Inc.
4.00% due 01/15/19[1]	2,314,000	2,614,820
Fidelity National Financial, Inc.
4.25% due 08/15/18[1]	1,074,000	2,141,959
Extra Space Storage, LP
3.13% due 10/01/35[1,3]	1,683,000	1,735,594
Blackhawk Network Holdings, Inc.
1.50% due 01/15/22[3]	1,322,000	1,333,568
PRA Group, Inc.
3.00% due 08/01/20[1]	1,173,000	1,122,414
MGIC Investment Corp.
2.00% due 04/01/20[1]	596,000	917,840
Empire State Realty OP, LP
2.63% due 08/15/19[3]	792,000	901,890
Total Financial		29,442,564
Energy - 6.1%
Chesapeake Energy Corp.
5.50% due 09/15/26[3]	8,206,000	8,785,548

	Face Amount~	Value
CONVERTIBLE BONDS†† - 67.4% (continued)
Energy - 6.1% (continued)
Weatherford International Ltd.
5.88% due 07/01/21[1]	$6,238,000	$6,998,256
Nabors Industries, Inc.
0.75% due 01/15/24[3]	2,328,000	2,360,010
SM Energy Co.
1.50% due 07/01/21	1,488,000	1,630,290
PDC Energy, Inc.
1.13% due 09/15/21[1]	1,437,000	1,625,607
Ensco Jersey Finance Ltd.
3.00% due 01/31/24[3]	1,479,000	1,619,505
Oasis Petroleum, Inc.
2.63% due 09/15/23	1,085,000	1,451,188
Total Energy		24,470,404
Industrial - 3.4%
Dycom Industries, Inc.
0.75% due 09/15/21[1]	3,146,000	3,437,004
Cemex SAB de CV
3.72% due 03/15/20	2,815,000	3,241,418
Aerojet Rocketdyne Holdings, Inc.
2.25% due 12/15/23[3]	1,789,000	1,777,819
SunPower Corp.
4.00% due 01/15/23[1]	1,923,000	1,406,194
Atlas Air Worldwide Holdings, Inc.
2.25% due 06/01/22[1]	1,260,000	1,311,975
RTI International Metals, Inc.
1.63% due 10/15/19	1,172,000	1,284,805
Vishay Intertechnology, Inc.
2.25% due 05/15/41	652,000	641,813
BW Group Ltd.
1.75% due 09/10/19	600,000	563,700
Total Industrial		13,664,728
Consumer, Cyclical - 2.7%
CalAtlantic Group, Inc.
1.63% due 05/15/18[1]	2,262,000	2,761,054
0.25% due 06/01/19[1]	2,675,000	2,501,125
1.25% due 08/01/32[1]	860,000	886,338
RH
0.00% due 06/15/19[1,3,6]	2,608,000	2,211,910
Tesla, Inc.
1.25% due 03/01/21[1]	1,574,000	1,494,316
Horizon Global Corp.
2.75% due 07/01/22	891,000	934,993
Total Consumer, Cyclical		10,789,736
Utilities - 1.4%
CenterPoint Energy, Inc.
4.18% due 09/15/29[1,7]	41,080	2,867,898
NRG Yield, Inc.
3.25% due 06/01/20[1,3]	2,800,000	2,742,250
Total Utilities		5,610,148
Basic Materials - 0.7%
OCI NV
3.88% due 09/25/18	1,700,000 EUR	1,819,278

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount~	Value
CONVERTIBLE BONDS†† - 67.4% (continued)
Basic Materials - 0.7% (continued)
B2Gold Corp.
3.25% due 10/01/18	$1,119,000	$1,214,115
Total Basic Materials		3,033,393
Total Convertible Bonds
(Cost $248,848,414)		272,129,787
CORPORATE BONDS†† - 57.5%
Consumer, Non-cyclical - 12.0%
HCA, Inc.
7.50% due 02/15/22[1]	1,950,000	2,222,999
5.38% due 02/01/25	1,485,000	1,516,556
5.00% due 03/15/24[1]	1,291,000	1,347,481
United Rentals North America, Inc.
6.13% due 06/15/23[1]	2,600,000	2,755,999
5.50% due 07/15/25[1]	1,750,000	1,822,188
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/25[3]	5,200,000	3,912,999
Tenet Healthcare Corp.
6.00% due 10/01/20[1]	1,700,000	1,797,750
8.13% due 04/01/22	989,000	1,003,835
4.50% due 04/01/21[1]	774,000	781,740
Endo Limited / Endo Finance LLC / Endo Finco, Inc.
6.00% due 02/01/25[1,3]	4,000,000	3,275,000
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	2,600,000	2,697,500
HealthSouth Corp.
5.75% due 09/15/25[1]	2,625,000	2,644,688
CHS/Community Health Systems, Inc.
6.88% due 02/01/22[1]	2,277,000	1,667,903
5.13% due 08/01/21[1]	950,000	897,750
Revlon Consumer Products Corp.
6.25% due 08/01/24	1,980,000	2,054,250
Quorum Health Corp.
11.63% due 04/15/23[3]	2,042,000	1,929,690
Horizon Pharma, Inc.
6.63% due 05/01/23[1]	1,875,000	1,814,063
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,3]	1,500,000	1,691,250
Sotheby's
5.25% due 10/01/22[1,3]	1,667,000	1,683,670
Greatbatch Ltd.
9.13% due 11/01/23[3]	1,485,000	1,553,681
Cenveo Corp.
8.50% due 09/15/22[3]	2,000,000	1,410,000
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[3]	1,361,000	1,393,324
Cott Corp.
5.50% due 07/01/24[3]	1,106,000 EUR	1,269,814
Ahern Rentals, Inc.
7.38% due 05/15/23[1,3]	1,320,000	1,240,800
Concordia International Corp.
9.50% due 10/21/22[3]	1,750,000	752,500
7.00% due 04/15/23[3]	729,000	269,274

	Face Amount~	Value
CORPORATE BONDS†† - 57.5% (continued)
Consumer, Non-cyclical - 12.0% (continued)
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	$766,000	$804,300
Cott Beverages, Inc.
5.38% due 07/01/22	726,000	746,147
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[3]	680,000	690,622
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	604,000	578,330
Land O' Lakes, Inc.
6.00% due 11/15/22[3]	19,000	20,805
Total Consumer, Non-cyclical		48,246,908
Communications - 9.3%
Frontier Communications Corp.
11.00% due 09/15/25[1]	5,761,000	5,847,414
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22[1]	3,594,000	3,729,565
5.88% due 04/01/24[1,3]	989,000	1,063,798
DISH DBS Corp.
5.88% due 11/15/24[1]	1,509,000	1,531,635
6.75% due 06/01/21[1]	1,300,000	1,399,944
SFR Group S.A.
6.25% due 05/15/24[1,3]	1,833,000	1,851,330
7.38% due 05/01/26[1,3]	931,000	958,930
CenturyLink, Inc.
6.75% due 12/01/23[1]	2,522,000	2,603,965
West Corp.
5.38% due 07/15/22[1,3]	2,250,000	2,174,063
Sprint Corp.
7.88% due 09/15/23[1]	1,980,000	2,168,100
AMC Networks, Inc.
4.75% due 12/15/22[1]	2,040,000	2,088,450
Sirius XM Radio, Inc.
5.75% due 08/01/21[1,3]	1,950,000	2,034,021
CBS Radio, Inc.
7.25% due 11/01/24[1,3]	1,732,000	1,808,849
GCI, Inc.
6.88% due 04/15/25[1]	1,583,000	1,654,235
Tribune Media Co.
5.88% due 07/15/22[1]	1,545,000	1,568,175
Sinclair Television Group, Inc.
5.88% due 03/15/26[3]	1,485,000	1,494,281
ViaSat, Inc.
6.88% due 06/15/20[1]	1,143,000	1,175,147
Radio One, Inc.
7.38% due 04/15/22[1,3]	1,100,000	1,133,000
Windstream Services LLC
7.50% due 06/01/22[1]	989,000	961,803
Hughes Satellite Systems Corp.
6.50% due 06/15/19[1]	270,000	291,263
Total Communications		37,537,968
Consumer, Cyclical - 8.2%
L Brands, Inc.
5.63% due 02/15/22[1]	3,122,000	3,283,095
5.63% due 10/15/23[1]	1,482,000	1,548,690

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount~	Value
CORPORATE BONDS†† - 57.5% (continued)
Consumer, Cyclical - 8.2% (continued)
GameStop Corp.
6.75% due 03/15/21[1,3]	$4,134,000	$4,216,680
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63% due 10/15/21[1]	3,000,000	3,093,488
United Continental Holdings, Inc.
6.00% due 12/01/20[1]	2,000,000	2,140,000
Tempur Sealy International, Inc.
5.63% due 10/15/23[1]	2,000,000	2,025,000
FirstCash, Inc.
6.75% due 04/01/21[1]	1,758,000	1,850,295
Allegiant Travel Co.
5.50% due 07/15/19[1]	1,750,000	1,806,875
Scotts Miracle-Gro Co.
5.25% due 12/15/26[3]	1,756,000	1,772,471
Levi Strauss & Co.
5.00% due 05/01/25[1]	1,724,000	1,740,163
Scientific Games International, Inc.
10.00% due 12/01/22	1,513,000	1,557,815
Hanesbrands, Inc.
4.63% due 05/15/24[1,3]	1,486,000	1,478,570
Brinker International, Inc.
3.88% due 05/15/23[1]	1,484,000	1,398,670
Global Partners, LP / GLP Finance Corp.
6.25% due 07/15/22[1]	1,375,000	1,330,313
MGM Resorts International
7.75% due 03/15/22[1]	800,000	933,760
4.63% due 09/01/26	248,000	241,490
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	1,100,000	1,113,882
Travelex Financing plc
8.00% due 08/01/18[1,3]	725,000 GBP	917,942
Wolverine World Wide, Inc.
5.00% due 09/01/26[3]	496,000	472,440
Total Consumer, Cyclical		32,921,639
Energy - 7.4%
Rowan Companies, Inc.
7.88% due 08/01/19[1]	3,000,000	3,285,000
CONSOL Energy, Inc.
8.00% due 04/01/23	2,336,000	2,406,080
PDC Energy, Inc.
6.13% due 09/15/24[3]	2,150,000	2,257,499
PBF Holding Company LLC / PBF Finance Corp.
7.00% due 11/15/23[1]	1,976,000	2,020,460
Parsley Energy LLC / Parsley Finance Corp.
6.25% due 06/01/24[1,3]	1,731,000	1,869,480
5.38% due 01/15/25[3]	123,000	126,690
Genesis Energy, LP / Genesis Energy Finance Corp.
6.00% due 05/15/23[1]	1,896,000	1,957,620
Sabine Pass Liquefaction LLC
5.75% due 05/15/24	1,761,000	1,926,094

	Face Amount~	Value
CORPORATE BONDS†† - 57.5% (continued)
Energy - 7.4% (continued)
Tesoro Corp.
5.13% due 12/15/26[1,3]	$1,820,000	$1,904,175
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
12.00% due 11/01/21	1,657,000	1,768,848
Tesoro Logistics, LP / Tesoro Logistics Finance Corp.
6.38% due 05/01/24[1]	989,000	1,079,246
5.25% due 01/15/25	494,000	516,848
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23[1]	1,519,000	1,566,849
Western Refining Logistics, LP / WNRL Finance Corp.
7.50% due 02/15/23[1]	1,210,000	1,318,900
Tullow Oil plc
6.25% due 04/15/22[3]	1,386,000	1,288,980
Continental Resources, Inc.
5.00% due 09/15/22[1]	1,029,000	1,053,439
Diamondback Energy, Inc.
4.75% due 11/01/24[1,3]	891,000	894,341
Murphy Oil Corp.
4.70% due 12/01/22	643,000	632,953
6.88% due 08/15/24	124,000	133,300
Oasis Petroleum, Inc.
6.88% due 01/15/23	685,000	704,694
Kerr-McGee Corp.
6.95% due 07/01/24[1]	539,000	646,654
SESI LLC
6.38% due 05/01/19[1]	495,000	499,331
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.13% due 02/01/25[3]	123,000	127,766
Total Energy		29,985,247
Industrial - 5.8%
MasTec, Inc.
4.88% due 03/15/23[1]	2,612,000	2,595,675
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,3]	2,584,000	2,357,901
Builders FirstSource, Inc.
5.63% due 09/01/24[1,3]	1,947,000	2,007,844
Energizer Holdings, Inc.
5.50% due 06/15/25[1,3]	1,925,000	1,963,500
KLX, Inc.
5.88% due 12/01/22[1,3]	1,754,000	1,843,893
Eletson Holdings, Inc.
9.63% due 01/15/22[1,3]	1,940,000	1,576,249
Boise Cascade Co.
5.63% due 09/01/24[1,3]	1,489,000	1,522,503
Shape Technologies Group, Inc.
7.63% due 02/01/20[1,3]	1,472,000	1,516,160
Ball Corp.
5.25% due 07/01/25	1,355,000	1,429,525

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount~	Value
CORPORATE BONDS†† - 57.5% (continued)
Industrial - 5.8% (continued)
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc.
7.38% due 01/15/22[3]	$2,005,000	$1,384,702
Triumph Group, Inc.
4.88% due 04/01/21[1]	1,256,000	1,202,620
TransDigm, Inc.
6.50% due 07/15/24	1,149,000	1,156,181
Masco Corp.
4.45% due 04/01/25[1]	1,030,000	1,063,887
Xerium Technologies, Inc.
9.50% due 08/15/21	990,000	999,900
Bombardier, Inc.
6.13% due 01/15/23[1,3]	501,000	492,233
Louisiana-Pacific Corp.
4.88% due 09/15/24	248,000	248,000
Total Industrial		23,360,773
Financial - 5.5%
Synovus Financial Corp.
7.88% due 02/15/19[1]	3,154,000	3,485,170
Ally Financial, Inc.
8.00% due 03/15/20[1]	2,200,000	2,507,318
5.13% due 09/30/24[1]	825,000	849,503
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,3]	2,548,000	2,701,339
Alliance Data Systems Corp.
6.38% due 04/01/20[1,3]	2,250,000	2,289,375
E*TRADE Financial Corp.
4.63% due 09/15/23[1]	2,208,000	2,268,073
Credit Acceptance Corp.
7.38% due 03/15/23[1]	2,158,000	2,225,027
CoreCivic, Inc.
4.63% due 05/01/23[1]	2,075,000	2,075,000
CIT Group, Inc.
5.00% due 05/15/18[1,3]	1,380,000	1,402,453
American Equity Investment Life Holding Co.
6.63% due 07/15/21[1]	1,000,000	1,052,310
Radian Group, Inc.
7.00% due 03/15/21	868,000	964,565
Starwood Property Trust, Inc.
5.00% due 12/15/21[1,3]	247,000	251,631
Total Financial		22,071,764
Basic Materials - 5.1%
NOVA Chemicals Corp.
5.00% due 05/01/25[1,3]	2,079,000	2,089,395
5.25% due 08/01/23[1,3]	1,600,000	1,662,000
Celanese US Holdings LLC
5.88% due 06/15/21[1]	2,534,000	2,814,617
Commercial Metals Co.
4.88% due 05/15/23[1]	1,889,000	1,936,225
First Quantum Minerals Ltd.
7.00% due 02/15/21[3]	1,628,000	1,676,840
INEOS Group Holdings S.A.
5.88% due 02/15/19[1,3]	1,600,000	1,626,400
Blue Cube Spinco, Inc.
10.00% due 10/15/25[1]	1,263,000	1,534,545

	Face Amount~	Value
CORPORATE BONDS†† - 57.5% (continued)
Basic Materials - 5.1% (continued)
FMG Resources August 2006 Pty Ltd.
9.75% due 03/01/22[1,3]	1,288,000	1,500,520
Tronox Finance LLC
7.50% due 03/15/22[1,3]	$1,375,000	$1,347,500
TPC Group, Inc.
8.75% due 12/15/20[3]	1,483,000	1,342,115
Compass Minerals International, Inc.
4.88% due 07/15/24[1,3]	1,150,000	1,127,000
Sappi Papier Holding GmbH
4.00% due 04/01/23[3]	828,000 EUR	947,950
Steel Dynamics, Inc.
5.00% due 12/15/26[3]	395,000	402,900
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[3]	250,000	274,375
Kaiser Aluminum Corp.
5.88% due 05/15/24	248,000	260,400
St. Barbara Ltd.
8.88% due 04/15/18[3]	70,000	72,144
Total Basic Materials		20,614,926
Technology - 4.1%
Qorvo, Inc.
7.00% due 12/01/25[1]	3,481,000	3,863,910
Entegris, Inc.
6.00% due 04/01/22[1,3]	2,000,000	2,097,500
NXP B.V. / NXP Funding LLC
5.75% due 02/15/21[1,3]	2,000,000	2,070,000
Microsemi Corp.
9.13% due 04/15/23[1,3]	1,688,000	1,966,520
Western Digital Corp.
10.50% due 04/01/24[1,3]	1,587,000	1,872,660
Seagate HDD Cayman
4.88% due 06/01/27[1]	1,732,000	1,630,538
First Data Corp.
5.38% due 08/15/23[1,3]	1,100,000	1,135,750
ACI Worldwide, Inc.
6.38% due 08/15/20[1,3]	1,000,000	1,031,450
Nuance Communications, Inc.
5.38% due 08/15/20[1,3]	720,000	738,450
Total Technology		16,406,778
Utilities - 0.1%
Dynegy, Inc.
8.00% due 01/15/25[3]	619,000	597,335
Total Corporate Bonds
(Cost $227,582,516)		231,743,338
SENIOR FLOATING RATE INTERESTS††,10 - 1.3%
Communications - 0.7%
CSC Holdings LLC
3.77% due 10/11/24	2,755,095	2,789,964
Consumer, Non-cyclical - 0.4%
Sprint Industrial Holdings LLC
11.25% due 11/14/19	1,650,000	874,500

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,10 - 1.3% (continued)
Consumer, Non-cyclical - 0.4% (continued)
Caraustar Industries, Inc.
8.00% due 05/01/19	$849,294	$867,341
Total Consumer, Non-cyclical		1,741,841
Basic Materials - 0.2%
Fortescue Resources August 2006 Pty Ltd.
3.75% due 06/30/19	682,674	687,509
Total Senior Floating Rate Interests
(Cost $5,831,100)		5,219,314

	Contracts
	(100 shares
	per contract)	Value
PUT OPTIONS PURCHASED†,* - 0.0%**
Macquarie Infrastructure Corp. Expiring February 2017 with strike price of $75.00	227	$38,023
Total Put Options Purchased
(Cost $12,242)		38,023
Total Investments - 165.7%
(Cost $644,597,766)		668,688,104
CALL OPTIONS WRITTEN†,* - (0.0)%**
LyondellBasell Industries N.V. Expiring March 2017 with strike price of $97.50	136	(18,700)
Total Call Options Written
(Premiums received $28,338)		(18,700)
Other Assets & Liabilities, net - (65.7)%		(265,220,614)
Total Net Assets - 100.0%		$403,448,790

*	Non-income producing security.
**	Less than 0.1%
~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
†	Value determined based on Level 1 inputs — See Note 1.
††	Value determined based on Level 2 inputs — See Note 1.
1
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of January 31, 2017, the total value of securities segregated was $405,840,684.

2	All or a portion of this security represents cover for outstanding written options. As of January 31, 2017, the total value of these positions segregated was $1,268,472.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $156,583,846 (cost $153,973,426), or 38.8% of total net assets.

4	Perpetual maturity.
5	Rate indicated is the 7-day yield as of January 31, 2017.
6	Zero coupon rate security.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
9	Security is an accreting bond until December 15, 2017, with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
10	Variable rate security. Rate indicated is rate effective at January 31, 2017.

B.V.	Limited Liability Company
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
GmbH	Limited Liability
N.V.	Publicly Traded Company
plc	Public Limited Company
Pty	Proprietary
S.A.	Corporation
SAB de CV	Publicly Traded Company

See Sector Classification in Supplemental Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2017 (See Note 1 in the Notes to Schedule of Investments):

Other Information (unaudited)

	Level 1Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$47,361,716	$—	$—	$47,361,716
Convertible Preferred Stocks	53,832,307	—	—	53,832,307
Short Term Investments	58,363,619	—	—	58,363,619
Convertible Bonds	—	272,129,787	—	272,129,787
Corporate Bonds	—	231,743,338	—	231,743,338
Senior Floating Rate Interests	—	5,219,314	—	5,219,314
Put Options Purchased	38,023	—	—	38,023
Forward Foreign Currency Exchange Contracts*	—	15,237	—	15,237
Unfunded Loan Commitments	—	4,688,544	—	4,688,544
Total Assets	$159,595,665	$513,796,220	$—	$673,391,885
Liabilities
Call Options Written	$18,700	$—	$—	$18,700
Forward Foreign Currency Exchange Contracts*	—	64,633	—	64,633
Total Liabilities	$18,700	$64,633	$—	$83,333
* These amounts are reported as unrealized gain/(loss) as of January 31, 2017.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund did not hold any Level 3 securities during the year ended January 31, 2017.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal year.

For the period ended January 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2017

For information on the Advent Claymore Convertible Securities and Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note 1 – Accounting Policies:
The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of OTC swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Forward foreign currency exchange contracts are valued daily at current exchange rates.

Swaps are valued daily by independent pricing services or dealers using the mid price. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of January 31, 2017.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 – significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward currency contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within level 2 of the fair value hierarchy.

Note 2 – Federal Income Taxes:
As of January 31, 2017, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation on Derivatives and Foreign Currency
$647,146,399	$40,059,942	$(18,518,237)	$21,541,705	$(39,758)

Note 3 – Forward Foreign Currency Exchange Contracts:
As of January 31, 2017, the following forward foreign currency exchange contracts were outstanding:

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 1/31/17	Net Unrealized Appreciation (Depreciation)
CAD	923,569
for USD	703,994	The Bank of New York Mellon	3/14/2017	$703,994	$708,687	$(4,693)
EUR	3,612,000
for USD	3,850,392	The Bank of New York Mellon	3/14/2017	3,850,392	3,910,332	(59,940)
GBP	713,118
for USD	904,127	The Bank of New York Mellon	3/14/2017	904,127	897,968	6,159
GBP	1,051,000
for USD	1,332,511	The Bank of New York Mellon	3/14/2017	1,332,511	1,323,433	9,078
Total unrealized depreciation for forward foreign currency exchange contracts						$(49,396)

Note 4 – Loan Commitments:
As of January 31, 2017, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Maturity Date	Face Amount	Value
PetSmart, Inc.	03/10/22	$2,210,000	$2,188,936
Regal Cinemas Corp.	04/01/22	2,481,000	2,499,608
		$4,691,000	$4,688,544

SUPPLEMENTAL INFORMATION (Unaudited)

Sector Classification
Information in the “Portfolio of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
               Tracy V. Maitland
               President and Chief Executive Officer

Date:	March 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
  Tracy V. Maitland
  President and Chief Executive Officer

Date:	March 28, 2017

By:	/s/ Robert White
  Robert White
  Treasurer and Chief Financial Officer

Date:	March 28, 2017